SHARE BASED COMPENSATION (Q2) (Details) - USD ($)													3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 05, 2014	Jun. 05, 2014	Jun. 13, 2013	Jun. 13, 2013	Jun. 14, 2012	Jun. 14, 2012	Jun. 15, 2010	Jun. 15, 2010	Dec. 17, 2009	Dec. 17, 2009	May. 08, 2007	May. 08, 2007	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2015		Jun. 30, 2014		Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2006
Additional disclosures [Abstract]
Number of shares authorized (in shares)													2,800,000				2,800,000
Number of additional shares authorized (in shares)		1,000,000		600,000	400,000		200,000		200,000		266,667
Incentive Stock Options [Member]
Options Granted [Abstract]
Quantity (in shares)													0	[1]	0	[1]	0	[1]	0	[1]	125,000	232,500
Weighted average fair value per share (in dollars per share)													$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0.81	$ 0.24
Fair value													$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 101,171	$ 56,112
Options, Outstanding [Roll Forward]
Granted (in shares)													0	[1]	0	[1]	0	[1]	0	[1]	125,000	232,500
Nonstatutory Stock Options [Member]
Options Granted [Abstract]
Quantity (in shares)													0	[2]	0	[2]	0	[2]	0	[2]	560,000	735,000
Weighted average fair value per share (in dollars per share)													$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0.81	$ 0.24
Fair value													$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 453,250	$ 177,388
Options, Outstanding [Roll Forward]
Granted (in shares)													0	[2]	0	[2]	0	[2]	0	[2]	560,000	735,000
Stock Options [Member]
Options Granted [Abstract]
Quantity (in shares)																	0				685,000	967,500
Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)																	1,699,907		1,014,907		1,014,907	158,409
Granted (in shares)																	0				685,000	967,500
Forfeited/cancelled (in shares)																	(35,334)				0	(111,002)
Exercised (in shares)																	0				0	0
Outstanding, end of period (in shares)													1,664,573				1,664,573				1,699,907	1,014,907
Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)																	$ 1.73		$ 2.12		$ 2.12	$ 12.32
Granted (in dollars per share)																	0				1.15	0.33
Forfeited/cancelled (in dollars per share)																	1.77				0	1.03
Exercised (in dollars per share)																	0				0	0
Outstanding, end of period (in dollars per share)													$ 1.73				$ 1.73				$ 1.73	$ 2.12
Nonvested Awards, unearned share-based compensation [Abstract]
Unearned share-based compensation expense													$ 408,000				$ 408,000				$ 557,694
Unearned share-based compensation, recognition period																	27 months				3 years
Stock Options [Member] | Maximum [Member]
Additional disclosures [Abstract]
Contractual term																	10 years
Restricted Stock [Member]
Additional disclosures [Abstract]
Granted (in shares)													0		0		0		0		0	0
Nonvested Awards, unearned share-based compensation [Abstract]
Unearned share-based compensation expense													$ 0				$ 0				$ 0
Restricted Stock [Member] | Minimum [Member]
Additional disclosures [Abstract]
Vesting period																	2 years				6 months
Restricted Stock [Member] | Maximum [Member]
Additional disclosures [Abstract]
Vesting period																	5 years				5 years
Contractual term																					10 years
2006 Equity Incentive Plan [Member]
Additional disclosures [Abstract]
Number of shares authorized (in shares)																					133,333		133,333
Number of additional shares authorized (in shares)	1,000,000		600,000			400,000		200,000		200,000		266,667									2,800,000
Number of shares available for grant (in shares)													1,065,981				1,065,981				1,030,647
2006 Equity Incentive Plan [Member] | Stock Options [Member]
Additional disclosures [Abstract]
Number of options granted to date (in shares)													2,061,167				2,061,167				2,061,167
2006 Equity Incentive Plan [Member] | Stock Options [Member] | Minimum [Member]
Additional disclosures [Abstract]
Vesting period																	1 year				1 year
2006 Equity Incentive Plan [Member] | Stock Options [Member] | Maximum [Member]
Additional disclosures [Abstract]
Vesting period																	4 years				4 years
2006 Equity Incentive Plan [Member] | Restricted Stock [Member]
Additional disclosures [Abstract]
Number of restricted shares granted to date (in shares)													68,616				68,616				68,616
2006 Equity Incentive Plan [Member] | Restricted Stock [Member] | Minimum [Member]
Additional disclosures [Abstract]
Vesting period																	6 months				6 months
2006 Equity Incentive Plan [Member] | Restricted Stock [Member] | Maximum [Member]
Additional disclosures [Abstract]
Vesting period																	5 years				5 years

[1]	The Company did not award any incentive stock options for the three and six months ended June 30, 2015 and 2014, respectively.
[2]	The Company did not award any nonstatutory stock options for the three and six months ended June 30, 2015 and 2014, respectively.